Government assistance (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Government Assistance [Abstract]
Government assistance	$ 2,247,000	$ 1,718,000
Government assistance, aggregate	$ 1,217,490	$ 1,029,190